Loans - Disclosure of Loans and Receivables (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about borrowings [line items]
Residential mortgages	$ 280,672	$ 274,244	[1]
Personal	46,681	45,587	[1]
Credit card	20,551	18,538	[1]
Business and government	214,299	194,870	[1]
Total gross amount	562,203	533,239
Total allowance	3,917	3,902	[1]
Net total	$ 558,286	$ 529,337	[1]
Allowances as a % of gross loans	0.70%	0.70%
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 449	$ 456
Net total	$ 280,223	$ 273,788
Allowances as a % of gross loans	0.20%	0.20%
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 1,624	$ 1,744
Net total	$ 212,675	$ 193,126
Allowances as a % of gross loans	0.80%	0.90%
Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 942	$ 1,017
Net total	$ 45,739	$ 44,570
Allowances as a % of gross loans	2.00%	2.20%
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 902	$ 685
Net total	$ 19,649	$ 17,853
Allowances as a % of gross loans	4.40%	3.70%
Stage 3 [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Residential mortgages	$ 994	$ 787
Personal	292	247
Total allowance	816	1,072
Stage 3 [member] | Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	234	224
Stage 3 [member] | Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	392	667
Stage 3 [member] | Financial instruments credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	190	181
Stages 1 and 2 [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	3,101	2,830
Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	215	232
Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	1,232	1,077
Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	752	836
Stages 1 and 2 [member] | Financial instruments not credit-impaired [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Total allowance	$ 902	$ 685

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.